Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets [Line Items]
Impairments of goodwill	$ 0	$ 0	$ 0
Goodwill	1,594,000,000	1,610,100,000	1,610,800,000
Amortization expense on intangible assets	16,000,000	20,400,000	20,200,000
2015	13,200,000
2016	11,500,000
2017	11,300,000
2018	11,300,000
2019	11,200,000
Morton International, Inc
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,200,000,000